                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
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Check Here if Amendment / /; Amendment Number:
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   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         K Capital Partners, LLC
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   Address:      75 Park Plaza
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                 Boston, MA 02116
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Form 13F File Number:     028-06203
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Abner Kurtin
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Title:   Portfolio Manager
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Phone:   617-646-7700
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Signature, Place, and Date of Signing:

         /s/ Abner Kurtin                Boston, MA       May 12, 2008
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           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
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Form 13F Information Table Entry Total:                    2
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Form 13F Information Table Value Total:              $ 5,960
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                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           FORM 13F INFORMATION TABLE

                                                Value     Shrs or    Sh/   Put/  Investment  Other        Voting Authority
  Name of Issuer   Title of Class     CUSIP    (x$1000)   Prn Amt    Prn   Call  Discretion   Mgrs    Sole    Shared     None
  --------------   --------------     -----    --------   -------    ---   ----  ----------   ----    ----    ------     ----
Convera Corp      CL A              211919105       113     66,380   SH             Sole               66,380

Sun-Times Media
Group Inc         Common            86688Q100     5,847  8,121,312   SH             Sole            8,121,312